Net Loss Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic [Abstract]
Net loss	$ (340,033)	$ (226,612)	$ (475,441)	$ (625,864)	$ (888,802)	$ (301,128)
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic	0	0	0	0	0	0
Net Income (Loss) Available to Common Stockholders, Basic, Total	(340,033)	(226,612)	(475,441)	(625,864)	(888,802)	(301,128)
Earnings Per Share, Diluted [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	(340,033)	(226,612)	(475,441)	(625,864)	(888,802)	(301,128)
Dilutive Securities, Effect on Basic Earnings Per Share	0	0	0	0	0	0
Participating Securities, Distributed and Undistributed Earnings (Loss), Diluted	0	0	0	0	0	0
Net Income (Loss) Available to Common Stockholders, Diluted, Total	$ (340,033)	$ (226,612)	$ (475,441)	$ (625,864)	$ (888,802)	$ (301,128)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average common shares outstanding (in shares)	496,577,751	292,660,334	364,817,445	289,934,149	95,303,684	86,984,646
Weighted Average Number of Shares Outstanding, Diluted, Adjustment [Abstract]
Assumed exercise of stock options (in shares)	0	0	0	0	0	0
Assumed exercise of warrants (in shares)	0	0	0	0	0	0
Assumed conversion of convertible preferred stock (in shares)	0	0	0	0	0	0
Diluted weighted-average common shares outstanding (in shares)	496,577,751	292,660,334	364,817,445	289,934,149	95,303,684	86,984,646
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic (in dollars per share)	$ (0.68)	$ (0.77)	$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Diluted (in dollars per share)	$ (0.68)	$ (0.77)	$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)